Accrued Expenses - Schedule of Accrued Expenses (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Schedule Of Accrued Expenses [Abstract]
Operating expenses	$ 979	$ 116
Interest expenses	3,394	2,587
Guarantee costs	54	58
Other expenses	2,077	607
Total accrued expenses	$ 6,504	$ 3,368